UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2010

BARRETT

GROWTH FUND

Letter to
Shareholders
November 30, 2010

Dear Shareholders:

The Barrett Growth Fund (the “Fund”) increased 8.44% for the six month period ended November 30, 2010.   This compares with a 9.50% return for the S&P 500 Index (the “S&P 500”).  In the quarter ended November 30, 2010 the fund was up 15.31% versus 13.08% for the S&P 500.  The Lipper Large-Cap Growth Funds Index was up 17.70% in the quarter and 12.63% for the six month period ended November 30, 2010.

The Six Month Period in Review

The U.S. stock market waited until Labor Day to decide to go to work on the upside.  For the bulk of the summer, the stock markets around the world were volatile and mostly weak.  Several problems emerged in April which caused investor anxiety worldwide.  In Europe, concerns about government solvency spread from Greece to Portugal and Spain.  The European debt markets were in a state of panic and European leadership was fractured.  There was a possibility that the European Union would not hold together and the experiment of having a common currency would not last.  Closer to home, a massive oil spill in the Gulf of Mexico caused investors to question whether deep water drilling, the principal source of new oil discoveries, would be severely affected as BP was unable to cap the massive spill. Consumer confidence continued to slide to new lows in the summer, and there were mounting concerns that the global economy would suffer another recession.  In late August, technology bellwether Cisco warned that there was unusual uncertainty in the economy.

Everything changed around Labor Day.  Ben Bernanke, the Federal Reserve Chairman, gave a speech strongly suggesting that the Fed would do whatever possible to ensure that the economy did not dip into another recession.  Then, in September, economic indicators such as manufacturing activity and employment improved, and investors began to believe in a sustained, but subdued recovery.  A consensus also formed that Republicans would retake the House and that a more favorable political environment would develop with respect to taxes and regulation.  By the end of October, investors were beginning to bet that the increase in capital gains taxes and taxes on dividends would be postponed.  The net result was a quite impressive move in the stock market over the last three months of 2010.

As referenced in the performance numbers above, the Fund lagged the broader market during the summer, but outperformed the market over the last three months of our fiscal year.  Industrial and consumer discretionary stocks along with technology stocks were the primary contributors to the Fund’s performance.  Amongst these three leading sectors, the strongest performers in the Fund included Donaldson, Johnson Controls, Rovi Corp, RealD, Costco, McDonalds, Oracle, Accenture, Google, and ABB Ltd.  In the energy sector, Schlumberger, which had no connection to the problems with the BP spill, was a big winner for the Fund as oil prices rallied at the end of the period.   Offsetting the strength in Schlumberger was Anadarko, which has a possible liability in the BP spill as part owner of the field.  In the technology area, Cisco was a negative contributor after the company warned of weaker results going forward.  Finally, in the financial sector, Charles Schwab was a disappointing performer.

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GROWTH FUND

The Portfolio

The Fund remains diversified by economic sector and industry.  Relative to the S&P 500, the Fund is overweighted in technology, industrials, and health care and underweighted in consumer staples and financials. Most of the companies in the Fund are global in scope and should benefit from emerging economies that have been growing faster than the developed economies.  The Fund also owns companies that vary in size as measured by revenues and market capitalization.  RealD and Rovi Corp are a few of the smaller and faster growing companies in the Fund as compared to well-known large companies such as Cisco, McDonalds, and Procter & Gamble.

Top Ten Holdings (Percent of Net Assets)*			Sector Weightings (Percent of Total Investments)*
1.	NORTHERN TRUST CORP.	4.18%
2.	SCHLUMBERGER LTD.	4.01%
3.	COSTCO WHOLESALE
	CORP.	3.74%
4.	JOHNSON CONTROLS, INC.	3.53%
5.	DEVON ENERGY CORP.	3.42%
6.	VERISK ANALYTICS, INC.	3.14%
7.	MICROSOFT CORP.	3.14%
8.	GOOGLE, INC.	3.08%
9.	MEDCO HEALTH
	SOLUTIONS, INC.	2.97%
10.	VISA, INC.	2.91%

* Portfolio characteristics are as of November 30, 2010, and are subject to change at any time.

Investment Outlook

We continue to see a slow but sustained economic recovery in the developed markets led by the United States and expect a more modest recovery in Europe and Japan to follow.  The developed economies are going through a multiyear period of working out of excessive debt that is constraining a more rapid recovery.  The emerging economies of China and India remain the fastest growing markets in the world but are starting to take action to slow inflationary pressures.  We think both economies should continue to have growth far in excess of developed economies but slower than 2010.  In total, we think that global economic growth in 2011 may be the strongest in several years.

In contrast to the problems many consumers and governments are facing with too much debt, corporate balance sheets are in great shape with nearly $2 trillion in cash. Most large corporations outside the financial sector have done an impressive job managing through the severe recession of 2008/2009.  Earnings of the S&P 500 will likely reach new highs in 2011 and companies will likely continue to increase their dividends.  Clearly some of the move in the market reflects the higher earnings of large corporations, but valuations remain reasonable as reflected by price earnings

BARRETT

GROWTH FUND

multiples below historical averages.  We expect the market may once again post positive returns over the next year.

Thank you for choosing the Barrett Growth Fund.

Sincerely,

Peter H. Shriver, CFA
President

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of November 30, 2010.  These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may also invest in mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.  The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.  An index is unmanaged. Investors cannot invest directly in an index.

Price to earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

BARRETT

GROWTH FUND

Expense Example – November 30, 2010 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (June 1, 2010 – November 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2010 to
	June 1, 2010	November 30, 2010	November 30, 2010
Actual Barrett Growth Fund Expenses	$1,000.00	$1,084.40	$6.53
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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This chart assumes an initial gross investment of $10,000 made on 12/31/00.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any fees or expenses.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

		Average Annual Total Return
		as of November 30, 2010
		One Year	Three Year	Five Year	Ten Year
– ● –	Barrett Growth Fund	5.93%	(8.41)%	(1.69)%	(2.46)%
-- ■ --	S&P 500® Index	9.94%	(5.15)%	0.98%	0.81%
– ♦ –	Lipper Large-Cap
	Growth Funds Index	12.65%	(3.93)%	1.24%	(1.60)%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

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GROWTH FUND

Schedule of Investments
November 30, 2010
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.09%
	Beverage and Tobacco
	Product Manufacturing - 1.34%
3,000	PepsiCo, Inc.	$193,890
	Chemical Manufacturing - 9.84%
6,500	Ecolab, Inc.	310,765
5,000	Genzyme Corp. (a)	356,100
4,000	Johnson & Johnson	246,200
3,000	Procter & Gamble Co.	183,210
6,500	Teva Pharmaceutical
	Industrials Ltd. - ADR	325,260
		1,421,535
	Computer and Electronic
	Product Manufacturing - 12.14%
1,000	Apple, Inc. (a)	311,150
14,000	Cisco Systems, Inc. (a)	268,240
11,000	EMC Corp./Massachusetts (a)	236,390
16,000	Intel Corp.	337,920
11,000	RealD, Inc. (a)	313,280
7,000	Teradata Corp. (a)	287,630
		1,754,610
	Credit Intermediation and
	Related Activities - 11.29%
7,000	JPMorgan Chase & Co.	261,660
12,000	Northern Trust Corp.	603,600
8,000	State Street Corp.	345,600
5,700	Visa, Inc.	420,945
		1,631,805
	Data Processing, Hosting
	and Related Services - 2.16%
7,000	Automatic Data Processing, Inc.	311,990

	Electrical Equipment,
	Appliance, and Component
	Manufacturing - 2.41%
18,000	ABB Ltd. - ADR	348,480

	Food Services and
	Drinking Places - 2.71%
5,000	McDonald's Corp.	391,500

	General Merchandise
	Stores - 3.74%
8,000	Costco Wholesale Corp.	540,880

	Health and Personal
	Care Stores - 2.97%
7,000	Medco Health Solutions, Inc. (a)	429,240

	Insurance Carriers and
	Related Activities - 3.14%
15,000	Verisk Analytics, Inc. (a)	454,050

	Machinery
	Manufacturing - 2.25%
6,000	Donaldson Co., Inc.	325,740

	Miscellaneous
	Manufacturing - 4.00%
4,500	3M Co.	377,910
4,000	Stryker Corp.	200,360
		578,270
	Oil and Gas Extraction - 3.42%
7,000	Devon Energy Corp.	493,990

	Other Information
	Services - 3.08%
800	Google, Inc. (a)	444,568

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Schedule of Investments
November 30, 2010
(Unaudited)

Shares		Value
	Professional, Scientific, and
	Technical Services - 10.82%
9,000	Accenture PLC	$389,880
5,000	Celgene Corp. (a)	296,900
7,000	Jacobs Engineering
	Group, Inc. (a)	269,500
7,000	Omnicom Group, Inc.	318,080
12,500	Tetra Tech, Inc. (a)	288,875
		1,563,235
	Publishing Industries
	(except Internet) - 11.76%
6,000	Commvault Systems, Inc. (a)	174,780
18,000	Microsoft Corp.	453,780
9,000	MSCI, Inc. (a)	306,540
14,000	Oracle Corp.	378,560
7,000	Rovi Corp. (a)	386,190
		1,699,850
	Securities, Commodity
	Contracts, and Other
	Financial Investments and
	Related Activities - 1.92%
1,700	BlackRock, Inc.	277,100

	Support Activities
	for Mining - 4.01%
7,500	Schlumberger Ltd.	580,050

	Transportation Equipment
	Manufacturing - 5.09%
14,000	Johnson Controls, Inc.	510,160
3,000	United Technologies Corp.	225,810
		735,970
	Total Common Stocks
	(Cost $12,196,646)	14,176,753

	SHORT-TERM
	INVESTMENTS - 2.21%

	Money Market Fund - 2.21%
319,759	Fidelity Institutional Money
	Market Funds-Government
	Portfolio 0.531% (b)	319,759
	Total Short-Term Investments
	(Cost $319,759)	319,759
	Total Investments
	(Cost $12,516,405) - 100.30%	14,496,512
	Liabilities in Excess of
	Other Assets - (0.30)%	(43,632)
	Total Net Assets - 100.00%	$14,452,880

ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2010.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Assets and Liabilities
November 30, 2010
(Unaudited)

ASSETS
Investments, at value (cost $12,516,405)	$14,496,512
Dividends and interest receivable	17,814
Receivable from Advisor	2,123
Receivable for Fund shares sold	538
Other assets	10,751
Total assets	14,527,738

LIABILITIES
Payable for Fund shares redeemed	33,123
Payable for distribution fees	24,095
Payable to affiliates	3,659
Accrued expenses and other liabilities	13,981
Total liabilities	74,858

NET ASSETS	$14,452,880

NET ASSETS CONSIST OF:
Paid-in capital	$15,612,544
Accumulated net investment income	21,248
Accumulated net realized loss	(3,161,019)
Net unrealized appreciation on investments	1,980,107
Net Assets	$14,452,880
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,498,645
Net asset value, redemption price and offering price per share	$9.64

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Operations
For the Six Months Ended November 30, 2010

INVESTMENT INCOME
Dividend income1	$85,335
Interest income	196
Total Investment Income	85,531

EXPENSES
Advisory fees	68,637
Administration fees	18,678
Distribution fees	17,159
Transfer agent fees and expenses	15,708
Federal and state registration fees	13,053
Fund accounting fees	12,435
Audit and tax fees	7,266
Chief Compliance Officer fees and expenses	5,508
Legal fees	5,487
Reports to shareholders	5,247
Custody fees	2,796
Trustees' fees and related expenses	1,725
Other expenses	1,299
Total expenses	174,998
Less waivers and reimbursement by Adviser (Note 4)	(89,202)
Net expenses	85,796
Net investment loss	(265)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from:
Investments	(124,718)
Change in net unrealized appreciation (depreciation) on:
Investments	1,262,753
Net realized and unrealized gain on investments	1,138,035
Net increase in net assets from operations	$1,137,770

1 Net of $455 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
FROM OPERATIONS
Net investment loss	$(265)	$(26,565)
Net realized gain (loss) from investments	(124,718)	306,276
Net change in unrealized appreciation on investments	1,262,753	1,151,438
Net increase in net assets from operations	1,137,770	1,431,149

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	129,823	581,329
Costs for shares redeemed	(369,377)	(725,933)
Net decrease in net assets from capital share transactions	(239,554)	(144,604)

TOTAL INCREASE IN NET ASSETS	898,216	1,286,545

NET ASSETS:
Beginning of period	13,554,664	12,268,119
End of period	$14,452,880	$13,554,664
ACCUMULATED NET INVESTMENT INCOME	$21,248	$—

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Six Months
Ended
November 30,
2010	Period Ended	Years Ended June 30,
(Unaudited)	May 31, 20101	2009	2008	2007	2006
NET ASSET VALUE
Beginning of period	$8.89	$7.95	$10.98	$12.04	$10.53	$9.72
OPERATIONS
Net investment income (loss)2	0.01	(0.01)	0.00	3	(0.02)	0.00	3	(0.02)
Net realized and unrealized
gains (losses) on securities	0.74	0.95	(3.03)	(1.04)	1.51	0.83
Total from
investment operations	0.75	0.94	(3.03)	(1.06)	1.51	0.81
LESS DISTRIBUTIONS
Distributions from net
investment income	—	—	—	0.00	3	—	—
NET ASSET VALUE
End of period	$9.64	$8.89	$7.95	$10.98	$12.04	$10.53
Total return5	8.44%	11.82%	(27.60)%	(8.78)%	14.34%	8.33%
Net assets at end of period
(000s omitted)	$14,453	$13,555	$12,268	$18,956	$21,078	$19,742
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense
reimbursement6	2.55%	3.13%	3.59%	2.42%	2.51%	2.63%
After expense
reimbursement6	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense
reimbursement6	(1.30)%	(2.01)%	(2.34)%	(1.30)%	(1.24)%	(1.55)%
After expense
reimbursement6	(0.00	)%4	(0.13)%	0.00	%4	(0.13)%	0.02%	(0.17)%
Portfolio turnover rate5	16%	40%	71%	93%	79%	38%

1	The Fund changed its fiscal year end from June 30 to May 31. This period represents activity from July 1, 2009 through May 31, 2010.
2	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3	Amount is less than 0.5 cent per share.
4	Amount is less than 0.005%.
5	Not annualized.
6	Annualized.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Notes to the Financial Statements
November 30, 2010 (Unaudited)

1. ORGANIZATION	Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Barrett Growth Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and to maximize after-tax returns. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds. Effective at the close of business on March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st. Barrett Associates, Inc. (the “Adviser”), serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

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Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2010:

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GROWTH FUND

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$14,176,753	$—	$—	$14,176,753
Total Equity	14,176,753	—	—	14,176,753
Short-Term Investments	319,759	—	—	319,759
Total Investments in Securities	$14,496,512	$—	$—	$14,496,512

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that this requirement has no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for the tax periods prior to 2006.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BARRETT

GROWTH FUND

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. FEDERAL TAX MATTERS	The Fund did not pay any distributions during the fiscal period.
The components of accumulated earnings (losses) on a tax basis as of May 31, 2010 were as follows:
Cost basis of investments for federal
income tax purposes	$13,606,651
Gross tax unrealized appreciation	1,595,919
Gross tax unrealized depreciation	(879,402)
Net tax unrealized appreciation (depreciation)	$716,517
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(3,013,951)
Total accumulated earnings (losses)	$(2,297,434)

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales and the tax-free transfer of securities.
At May 31, 2010, the Fund had capital loss carryovers of $206,670, $1,960,247 and $847,034 which will expire on June 30, 2012, June 30, 2017 and May 31, 2018, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

BARRETT

GROWTH FUND

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended May 31, 2010, the following table shows the reclassifications made:

Accumulated Net Investment Income (Loss)	$ 26,056
Paid-in Capital	$(26,056)

4. INVESTMENT ADVISER	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through September 28, 2011, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the six months ended November 30, 2010, expenses of $89,202 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

June 30, 2011	$243,526
June 30, 2012	$325,814
May 31, 2013	$241,879
November 30, 2013	$ 89,202

5. DISTRIBUTION PLAN	Effective March 31, 2010, the Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. Prior to March 31, 2010, Legg Mason Investor Services, LLC was the distributor to the Fund. During the six months ended November 30, 2010, the Fund incurred expenses of $17,159 pursuant to the 12b-1 Plans. As of November 30, 2010, the Distributor was owed fees of $24,096.

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GROWTH FUND

6. RELATED PARTY TRANSACTIONS
A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

7. CAPITAL SHARE TRANSACTIONS	Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	November 30, 2010	May 31, 20101
Shares sold	13,994	62,524
Shares issued from
reinvestment of dividends	—	—
Shares redeemed	(40,811)	(80,922)
Net decrease	(26,817)	(18,398)
1 The Fund changed its fiscal year end from June 30 to May 31. The period represents activity from July 1, 2009 through May 31, 2010.

8. INVESTMENT TRANSACTIONS	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2010, were $2,101,797 and $2,311,428, respectively. For the six months ended November 30, 2010, there were no purchases or sales of U.S. government securities for the Fund.

BARRETT

GROWTH FUND

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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GROWTH FUND

Additional Information
(Unaudited)

INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (877) 363-6333.

INDEPENDENT TRUSTEES

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of	26	Independent
615 E. Michigan St.		Term; Since	Accounting, Marquette		Trustee, USA
Milwaukee, WI 53202		August 22,	University (2004–Present);		MUTUALS
Age: 55		2001	Associate Professor of		(an open-end
			Accounting, Marquette		investment
			University (1996–2004).		company
with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline		Trustee, USA
Milwaukee, WI 53202		August 22,	company) (1986–Present);		MUTUALS
Age: 54		2001	Director, Flight Standards		(an open-end
			and Training (1990–1999).		investment
company
with two
portfolios).

BARRETT

GROWTH FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
INDEPENDENT TRUSTEES (Continued)
Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief	26	Independent
615 E. Michigan St.		Term; Since	Administrative Officer		Trustee, Gottex
Milwaukee, WI 53202		October 23,	(“CAO”) and Chief		Multi-Asset
Age: 67		2009	Compliance Officer (“CCO”),		Endowment
			Granite Capital International		Fund complex
			Group, L.P. (an investment		(three closed-
			management firm)		end investment
			(1994–Present); Vice President,		companies);
			Secretary, Treasurer and CCO		Independent
			of Granum Series Trust (an		Trustee, Gottex
			open-end investment company)		Multi-
			(1997–2007); President, CAO		Alternatives
			and CCO, Granum		Fund complex
			Securities, LLC (a broker-dealer)		(three closed-
			(1997–2007).		end investment
companies).

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger1	Chairperson,	Indefinite	Executive Vice President,	26	Trustee,
615 E. Michigan St.	President	Term; Since	U.S. Bancorp Fund		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Services, LLC (1994–Present).		(an open-end
Age: 48	Trustee	2001			investment
company
with ten
portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company
with two
portfolios).

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 10,	Services, LLC (2004–Present);
Age: 53	and	2008 (Vice	UMB Investment Services
	Principal	President);	Group (2000–2004).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

BARRETT

GROWTH FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
INTERESTED TRUSTEE AND OFFICERS (Continued)
Robert M. Slotky	Vice	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	January 26,	Services, LLC (2001–Present).
Age: 63	Compliance	2011
Officer and
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and Legal	N/A	N/A
615 E. Michigan St.		Term; Since	Compliance Officer,
Milwaukee, WI 53202		November 15,	U.S. Bancorp Fund
Age: 31		2005	Services, LLC (2004–Present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 10,	Services, LLC (2002–Present).
Age: 36		2008

1
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

BARRETT

GROWTH FUND

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio  44145

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to sharerholders filed under item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)/s/  Joseph Neuberger
Joseph Neuberger, President

Date    February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/  Joseph Neuberger
Joseph Neuberger, President

Date   February 4, 2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date    February 4, 2011